Share capital (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of ordinary shares
Movements in FFG ordinary shares, preferred shares and FFG Collateral Share (collectively “FFG Shares”)

	Number of shares (thousands)	Nominal value of shares (Euro thousands)		Share premium (Euro thousands)
Issued and paid:
As at January 1, 2021	289,165	289,165		70,161
Issuance of series B preferred shares of € 1.00 each	50,091	50,091		67,124
Issuance of class B non-voting ordinary shares of € 0.0001 each (Note 32 )	32,130	3		—

As at December 31, 2021	371,386	339,259		137,285
Issuance of ordinary shares of € 1.00 each (Note 28 )	18,569	18,569		6,454
Issuance of a FFG Collateral Share of € 0.0001 (Note 28 )	*	*		*

	389,955	357,828		143,739

Conversion from FFG Shares to LGHL ordinary shares at 0.26926188	105,000	*		143,739
Exchange of LGHL ordinary shares as part of Reverse Recapitalization	(105,000)	(*	)	(143,739)

As at Closing Date	—	—		—

*	Less than 1,000 shares or €1,000.

Summary of issuance of share for reverse recapitalization
Movements in LGHL ordinary shares and convertible preference share (collectively “LGHL Shares”):

	Number of ordinary shares (thousands)	Nominal value of shares (Euro thousands)	Share premium (Euro thousands)
Issued and paid:
As at Closing Date	—	—	143,739
Issuance of LGHL shares as part of Reverse Recapitalization
- Exchange of ordinary shares	105,000	*	357,825
- Exchange of convertible preference share	*	*	*
- Merger with PCAC	10,644	*	99,204
- Ordinary shares of $0.000001 each to third party investors	15,327	*	142,733

As at December 31, 2022	130,971	*	743,501
Repurchase of ordinary shares	(5,000)	*	(25,023)
Issuance of ordinary shares of $ 0.000001 each	19,050	*	65,405

As at December 31, 2023	145,021	*	783,883

*	Less than 1,000 shares or €1,000.